SHARE CAPITAL (Narrative) (Details) - CAD ($)	1 Months Ended					12 Months Ended
	Jul. 29, 2021	May 31, 2021	Nov. 24, 2020	Jun. 30, 2020	Feb. 28, 2020	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reserves within equity [line items]
Number of common shares sold							19,828,300
Number of FT shares issued						2,670,000	4,000,000
Number of units issued					3,000,000
Equity issuance, price per unit					$ 0.65
Proceeds from issuing other equity instruments					$ 1,950,000	$ 33,634,423	$ 6,430,000
Weighted average exercise price of warrants granted in share-based payment arrangement					0.85	0.85
Equity offering costs					$ 104,490	0	1,170,636
Flow-through premium						$ 1,655,400	$ 40,000
Private Placement [Member]
Disclosure of reserves within equity [line items]
Number of common shares sold		11,808,490
Equity issuance, price per share		$ 2.17
Proceeds from issuing shares		$ 25,624,423
Equity offering costs		$ 865,829
Offering [Member]
Disclosure of reserves within equity [line items]
Number of common shares sold			19,828,300
Equity issuance, price per share			$ 1.45
Proceeds from issuing shares			$ 28,751,035
Equity offering costs			$ 1,803,636
Non Brokered Private Placement [Member]
Disclosure of reserves within equity [line items]
Number of FT shares issued	2,670,000			4,000,000
Equity issuance, price per share	$ 3.00			$ 1.12
Proceeds from issuing shares	$ 8,010,000			$ 4,480,000
Equity offering costs	694,788			74,656
Flow-through premium	$ 1,655,400			$ 40,000